United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/19

Date of Reporting Period: Quarter ended 01/31/19

Item 1.	Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—81.0%
		Communication Services—0.7%
946,021		JC Decaux SA	$28,091,214
100,000	[1]	Spotify Technology SA	13,545,000
		TOTAL	41,636,214
		Consumer Discretionary—7.2%
155,000	[1]	Alibaba Group Holding Ltd., ADR	26,115,950
30,000	[1]	Amazon.com, Inc.	51,561,900
500,000	[1,2]	Canada Goose Holdings, Inc.	25,730,000
891,200	[1,2]	Floor & Decor Holdings, Inc.	30,559,248
952,581	[1,2]	GreenTree Hospitality Group Ltd., ADR	10,868,949
568,000	[1,2]	GrubHub, Inc.	45,667,200
500,000		Hilton Worldwide Holdings, Inc.	37,240,000
96,900		Home Depot, Inc.	17,784,057
1,293,500	[1]	Hudson Ltd.	16,660,280
805,500		Las Vegas Sands Corp.	47,008,980
373,600		Moncler S.p.A	14,071,520
33,294,000		NagaCorp Ltd.	40,972,824
75,000	[1]	Takeaway.com Holding BV	4,758,013
165,000		Vail Resorts, Inc.	31,062,900
508,000	[2]	Wingstop, Inc.	33,350,200
		TOTAL	433,412,021
		Consumer Staples—0.3%
91,000		Constellation Brands, Inc., Class A	15,803,060
		Energy—0.3%
644,400	[1]	New Fortress Energy LLC	8,422,308
81,500	[2]	Pioneer Natural Resources, Inc.	11,599,080
		TOTAL	20,021,388
		Financials—3.7%
340,600	[1]	ARYA Sciences Acquisition Corp.	3,532,022
225,000	[2]	Ares Management Corp.	4,693,500
181,300		BlackRock, Inc.	75,254,004
1	[1,3,4]	FA Private Equity Fund IV LP	459,832
4,850,000		FinecoBank Banca Fineco SPA	52,696,089
843,042	[1,2]	Focus Financial Partners, Inc.	23,706,341
865,685	[2]	Hamilton Lane, Inc.	31,398,395
1	[1,3,4]	Infrastructure Fund	0
2,816,000		Mediobanca Spa	24,500,800
1,000,000	[1,2]	Qudian, Inc., ADR	5,310,000
		TOTAL	221,550,983
		Health Care—31.2%
485,000		Abbott Laboratories	35,395,300
200,000		Agilent Technologies, Inc.	15,210,000
439,610	[1]	Albireo Pharma, Inc.	11,429,860
112,900	[1]	Align Technology, Inc.	28,106,455
1,000,000	[1,2]	Amarin Corporation PLC., ADR	17,500,000
850,000	[1]	Amphastar Pharmaceuticals, Inc.	19,346,000
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
350,000	[1]	AnaptysBio, Inc.	$23,212,000
1	[3,4]	Apollo Investment Fund V	153,619
1,793,314	[1]	Argenx SE	190,330,840
198,491	[1,2]	Argenx SE, ADR	21,061,880
631,406	[1,2]	Atara Biotherapeutics, Inc.	23,993,428
22,800	[1]	Biogen, Inc.	7,610,184
16,305	[1,4]	BioNano Genomics, Inc.	64,128
860,000	[1]	Boston Scientific Corp.	32,809,000
605,000	[1,2]	CRISPR Therapeutics AG	19,620,150
2,351,482	[1]	Calithera Biosciences, Inc.	10,487,610
801,900	[1]	Catabasis Pharmaceuticals, Inc.	5,108,103
598,200	[1]	Clementia Pharmaceuticals Inc.	8,129,538
2,572,415	[1,2]	ContraFect Corp.	1,283,121
10,989,908	[1]	Corcept Therapeutics, Inc.	122,867,171
475,000		Danaher Corp.	52,687,000
400,000	[1]	Dexcom, Inc.	56,412,000
2,300,000	[1]	Dynavax Technologies Corp.	25,346,000
270,000	[1,2]	Editas Medicine, Inc.	5,867,100
92,500	[1,2]	Edwards Lifesciences Corp.	15,763,850
304,462	[1,2]	GW Pharmaceuticals PLC, ADR	43,461,951
510,000	[1]	Galapagos NV	52,600,329
876,640	[1,2]	Galapagos NV, ADR	89,978,330
277,451	[1]	Genmab A/S	40,284,666
600,000	[1,2]	Glaukos Corp.	38,274,000
100,000	[1,2]	IDEXX Laboratories, Inc.	21,278,000
270,000	[1]	Illumina, Inc.	75,543,300
440,000	[1,2]	Insulet Corp.	35,723,600
530,000	[1,2]	Intellia Therapeutics, Inc.	7,494,200
574,921	[1,2]	Intersect ENT, Inc.	17,057,906
67,653	[1,2]	iRhythm Technologies, Inc.	5,750,505
1	[1,3,4]	Latin Healthcare Fund	347,746
6,075,000	[1]	Minerva Neurosciences, Inc.	39,973,500
271,800	[1]	Myokardia, Inc.	11,247,084
195,000	[1]	PRA Health Sciences, Inc.	20,664,150
200,000	[1,2]	Penumbra, Inc.	29,102,000
2,136,166	[1]	Progenics Pharmaceuticals, Inc.	9,463,215
1,000,000	[1,2]	Puma Biotechnology, Inc.	27,880,000
550,000	[1,2]	Repligen Corp.	31,355,500
625,000	[1]	Rhythm Pharmaceuticals, Inc.	16,625,000
132,477	[1,2]	Rocket Pharmaceuticals, Inc.	1,905,019
5,585,000	[1]	Scynexis, Inc.	5,696,700
940,302	[1,2]	Seres Therapeutics, Inc.	5,792,260
959,018	[1,4]	Soteira, Inc.	0
1,069,500	[1,2]	Spark Therapeutics, Inc.	51,143,490
158,200	[2]	Stryker Corp.	28,091,574
1,260,000	[1,2]	Tandem Diabetes Care, Inc.	54,784,800
194,272	[1,2]	Teladoc, Inc.	12,472,262
468,166	[1,2]	Tocagen, Inc.	5,271,549
359,154	[1,2]	Twist Bioscience Corporation	8,307,232
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
989,334	[1,2]	Ultragenyx Pharmaceutical, Inc.	$48,793,953
1,200,000	[1]	UniQure N.V.	41,100,000
1,975,000	[1]	Veeva Systems, Inc.	215,393,500
751,395	[1,2]	Zogenix, Inc.	32,873,531
		TOTAL	1,875,525,189
		Industrials—9.8%
1,460,000		Air Lease Corp.	55,392,400
2,000,000	[1,2]	Azul S.A., ADR	60,500,000
176,000	[1,2]	CoStar Group, Inc.	68,770,240
362,393		Fortive Corp.	27,175,851
3,711,007	[2]	GrafTech International Ltd.	49,022,402
727,500	[2]	Heico Corp.	61,473,750
500,000	[1]	IHS Markit Ltd.	25,960,000
643,300	[1,2]	Mercury Systems, Inc.	37,716,679
300,000		Roper Technologies, Inc.	84,978,000
488,864	[1,2]	Upwork, Inc.	9,439,964
399,068	[1]	Verisk Analytics, Inc.	46,854,574
286,800	[2]	Wabtec Corp.	19,835,088
648,011	[1]	XPO Logistics, Inc.	39,386,109
		TOTAL	586,505,057
		Information Technology—21.4%
70,000	[1,2]	2U, Inc.	3,979,500
57,800	[1]	Adobe, Inc.	14,323,996
2,705,000	[1,2]	Advanced Micro Devices, Inc.	66,029,050
220,000	[1,2]	Ansys, Inc.	36,157,000
229,300		Broadcom, Inc.	61,509,725
840,000	[1]	Coupa Software, Inc.	73,046,400
74,300	[1]	DocuSign, Inc.	3,674,135
362,000	[1,2]	Dropbox, Inc.	8,945,020
50,000	[1,2]	Everbridge, Inc.	3,093,000
7,865,895		Evry AS	28,752,115
1,059,322	[1,3,4]	Expand Networks Ltd.	0
2,000,000	[1,2]	GDS Holdings Ltd., ADR	56,800,000
941,100	[1]	GoDaddy, Inc.	64,587,693
133,000	[1]	Guidewire Software, Inc.	11,528,440
1,466,630		Marvell Technology Group Ltd.	27,176,654
100,000		NVIDIA Corp.	14,375,000
100,000	[1,2]	Okta, Inc.	8,243,000
2,150,000	[1,2]	Pagseguro Digital Ltd.	46,375,500
660,000	[1]	Q2 Holdings, Inc.	39,223,800
1,250,000	[1]	Radware Ltd.	30,262,500
661,500	[1,2]	Rapid7, Inc.	26,579,070
670,000	[1]	RealPage, Inc.	37,365,900
128,000	[1,2]	Salesforce.com, Inc.	19,452,160
3,751	[1,3,4]	Sensable Technologies, Inc.	0
721,400	[1,2]	ServiceNow, Inc.	158,722,428
300,000	[1,2]	Shopify, Inc.	50,541,000
1,027,000	[1]	Splunk, Inc.	128,210,680
348,868	[1]	Tyler Technologies, Inc.	66,002,337
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
721,400	[1,2]	Workday, Inc.	$130,955,742
570,000	[1]	Worldpay, Inc.	47,583,600
863,700	[1,2]	Zuora, Inc.	18,690,468
		TOTAL	1,282,185,913
		Materials—3.4%
500,000	[2,3]	Agnico Eagle Mines Ltd.	21,790,000
1,800,000	[1]	B2Gold Corp.	5,698,847
1,500,000		Barrick Gold Corp.	20,085,000
2,250,000		Goldcorp, Inc., Class A	25,177,500
295,000	[1]	Ingevity Corp.	27,750,650
1,575,000	[1]	Kinross Gold Corp.	5,292,000
1,500,000		OceanaGold Corp.	5,354,085
600,000		Osisko Gold Royalties Ltd.	5,868,000
189,600		Sherwin-Williams Co.	79,920,192
45,923		Westlake Chemical Corp.	3,393,710
2,150,000		Yamana Gold, Inc.	6,084,500
		TOTAL	206,414,484
		Real Estate—3.0%
100,000		Americold Realty Trust	2,932,000
350,000	[1]	CBRE Group, Inc.	16,012,500
375,000		Crown Castle International Corp.	43,897,500
1,000,000		JBG Smith Properties	38,650,000
300,000		Lamar Advertising Co.	22,335,000
600,000		MGM Growth Properties LLC	18,600,000
459,000		Ryman Hospitality Properties	36,880,650
		TOTAL	179,307,650
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,808,241,193)	4,862,361,959
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
585,000	[4]	Alector, Inc.	7,792,982
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $13,316,010)	7,792,982
		WARRANTS—0.1%
		Health Care—0.1%
8,019,000	[1]	Catabasis Pharmaceuticals, Inc., Warrants, 6/22/2022	2,300,651
1,735,000	[1]	ContraFect Corp., Warrants, 7/27/2021	187,380
3,445,000	[1]	ContraFect Corp., Warrants, 7/20/2022	392,730
1,695,000	[1]	Scynexis, Inc., Warrants, 3/14/2019	60,342
1,017,000	[1]	Scynexis, Inc., Warrants, 3/8/2023	396,834
848,250	[1]	Scynexis, Inc., Warrants, 4/6/2021	131,818
		TOTAL WARRANTS (IDENTIFIED COST $51,800)	3,469,755
		INVESTMENT COMPANIES—30.3%
127,128,572		Federated Government Obligations Fund, Premier Shares, 2.30%[5]	$127,128,572
4

Shares or Principal Amount		Value
	INVESTMENT COMPANIES—continued
1,689,139,358	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[5]	$1,689,477,185
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $ 1,816,320,665)	1,816,605,757
	TOTAL INVESTMENT IN SECURITIES—111.5% (IDENTIFIED COST $4,637,929,668)	6,690,230,453
	OTHER ASSETS AND LIABILITIES - NET—(11.5)%[6]	(689,996,445)
	TOTAL NET ASSETS—100%	$6,000,234,008
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2019, were as follows:
	Balance of Shares Held 10/31/2018	Purchases/ Additions*	Sales/ Reductions*	Balance of Shares Held 1/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)*	Dividend Income*
Financials
ARYA Sciences Acquisition Corp.	340,600	—	—	340,600	$3,532,022	$23,842	$—	$—
Hamilton Lane, Inc.	865,685	—	—	865,685	$31,398,395	$(1,826,595)	$—	$183,958
Health Care
Argenx SE	1,793,314	—	—	1,793,314	$190,330,840	$39,924,600	$—	$—
Argenx SE, ADR	564,030	—	(365,539)	198,491	$21,061,880	$(8,647,412)	$22,808,284	$—
Calithera Biosciences, Inc.	2,349,072	2,410	—	2,351,482	$10,487,610	$(611,673)	$—	$—
Catabasis Pharmaceuticals, Inc.**	8,019,000	—	(7,217,100)	801,900	$5,108,103	$(48,114)	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	8,019,000	—	—	8,019,000	$2,300,651	$(20,048)	$—	$—
ContraFect Corp.	5,502,500	—	(2,930,085)	2,572,415	$1,283,121	$(4,004,874)	$(4,267,301)	$—
ContraFect Corp., Warrants 7/27/2021	1,735,000	—	—	1,735,000	$187,380	$(1,159,327)	$—	$—
ContraFect Corp., Warrants 7/20/2022	3,445,000	—	—	3,445,000	$392,730	$(1,783,821)	$—	$—
Corcept Therapeutics, Inc.	12,000,000	—	(1,010,092)	10,989,908	$122,867,171	$(3,577,859)	$1,573,117	$—
Dynavax Technologies, Inc.	1,049,081	1,250,919	—	2,300,000	$25,346,000	$2,971,680	$—	$—
Minerva Neurosciences, Inc.	6,075,000	—	—	6,075,000	$39,973,500	$(26,669,250)	$—	$—
Progenics Pharmaceuticals, Inc.***	5,098,086	—	(2,961,920)	2,136,166	$9,463,215	$5,190,883	$3,581,568	$—
Scynexis, Inc.,	5,585,000	—	—	5,585,000	$5,696,700	$111,700	$—	$—
Scynexis, Warrants, 3/14/2019	1,695,000	—	—	1,695,000	$60,342	$42,883	$—	$—
Scynexis, Warrants, 3/8/2023	1,017,000	—	—	1,017,000	$396,834	$19,933	$—	$—
Scynexis, Warrants, 4/6/2021	848,250	—	—	848,250	$131,818	$5,089	$—	$—
Soteira, Inc.	959,018	—	—	959,018	$—	$—	$—	$—
UniQure N.V.	1,200,000	—	—	1,200,000	$41,100,000	$10,224,000	$—	$—
Affiliated Issuers no longer in the portfolio at period end	—	—	—	—	—	$—	$—	$—
TOTAL OF AFFILIATED TRANSACTIONS	68,159,636	1,253,329	(14,484,736)	54,928,229	$511,118,312	$10,165,637	$23,695,668	$183,958
*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	A 1:10 reverse stock split occurred for this issue on December 31, 2018.
***	At January 31, 2019, the Fund no longer has ownership of at least 5% of the voting shares.
5

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	103,275,656	1,708,079,602	1,811,355,258
Purchases/Additions	377,979,722	827,225,233	1,205,204,955
Sales/Reductions	(354,126,806)	(846,165,477)	(1,200,292,283)
Balance of Shares Held 1/31/2019	127,128,572	1,689,139,358	1,816,267,930
Value	$127,128,572	$1,689,477,185	$1,816,605,757
Change in Unrealized Appreciation/Depreciation	N/A	$198,261	$198,261
Net Realized Gain/(Loss)	N/A	$(52,607)	$(52,607)
Dividend Income	$395,317	$9,055,305	$9,450,622
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$669,389,145	$687,765,554
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2019, these restricted securities amounted to $22,751,197, which represented 0.4% of total net assets.
4	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current
6

value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,648,698,589	$—	$1,025,325	$3,649,723,914
International	735,579,635	477,058,410	—	1,212,638,045
Preferred Stocks
Domestic	—	—	7,792,982	7,792,982
Debt Securities:
Warrants	—	3,469,755	—	3,469,755
Investment Company	1,816,605,757	—	—	1,816,605,757
TOTAL SECURITIES	$6,200,883,981	$480,528,165	$8,818,307	$6,690,230,453
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
7

Federated Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—98.7%
		Communication Services—6.4%
60,500	[1]	Alphabet, Inc.	$68,116,345
285,000	[1]	Facebook, Inc.	47,506,650
1,134,500	[1]	T-Mobile USA, Inc.	78,983,890
		TOTAL	194,606,885
		Consumer Discretionary—13.8%
162,700	[1]	Alibaba Group Holding Ltd., ADR	27,413,323
54,535	[1]	Amazon.com, Inc.	93,730,940
820,700		Hilton Worldwide Holdings, Inc.	61,125,736
298,900		Home Depot, Inc.	54,857,117
940,000		Las Vegas Sands Corp.	54,858,400
245,600	[1]	Lululemon Athletica, Inc.	36,302,136
20	[1,2]	New Cotai LLC/Capital	0
875,800		TJX Cos., Inc.	43,553,534
170,000	[1]	Ulta Beauty, Inc.	49,626,400
		TOTAL	421,467,586
		Consumer Staples—1.7%
300,000		Constellation Brands, Inc., Class A	52,098,000
		Financials—6.0%
1,168,517		Bank of New York Mellon Corp.	61,136,809
135,700		BlackRock, Inc.	56,326,356
630,200		JPMorgan Chase & Co.	65,225,700
		TOTAL	182,688,865
		Health Care—24.2%
490,000		Abbott Laboratories	35,760,200
175,000	[1]	Align Technology, Inc.	43,566,250
509,400	[1]	Alnylam Pharmaceuticals, Inc.	42,550,182
30,100	[1]	Biogen, Inc.	10,046,778
1,828,700	[1]	Boston Scientific Corp.	69,764,905
147,200	[1]	Dexcom, Inc.	20,759,616
225,000	[1,3]	Edwards Lifesciences Corp.	38,344,500
466,700	[1,3]	Elanco Animal Health, Inc.	13,618,306
533,780	[1,3]	Galapagos NV, ADR	54,787,179
343,000	[1]	Genmab A/S	49,802,093
290,300	[1]	IDEXX Laboratories, Inc.	61,770,034
161,800	[1]	Illumina, Inc.	45,270,022
18,500	[1]	Intuitive Surgical, Inc.	9,687,340
402,900		Merck & Co., Inc.	29,987,847
232,534	[3]	Stryker Corp.	41,291,062
836,873	[1]	Veeva Systems, Inc.	91,269,370
208,000	[1]	Vertex Pharmaceuticals, Inc.	39,709,280
450,000		Zoetis, Inc.	38,772,000
		TOTAL	736,756,964
		Industrials—10.0%
1,049,000	[1]	AerCap Holdings NV	49,575,740
1,060,000	[1,3]	IHS Markit Ltd.	55,035,200
625,000		Ingersoll-Rand PLC, Class A	62,525,000
139,500		Raytheon Co.	22,984,020
1

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
271,800		Roper Technologies, Inc.	$76,990,068
182,000	[1]	Verisk Analytics, Inc.	21,368,620
247,020	[1]	XPO Logistics, Inc.	15,013,876
		TOTAL	303,492,524
		Information Technology—30.5%
155,000		Apple, Inc.	25,798,200
285,000		Broadcom, Inc.	76,451,250
1,250,000	[1,3]	Dropbox, Inc.	30,887,500
587,600	[1]	GoDaddy, Inc.	40,326,988
923,000	[3]	Marvell Technology Group Ltd.	17,103,190
371,500		Mastercard, Inc.	78,434,795
1,090,500		Microsoft Corp.	113,880,915
1,666,300	[1,3]	Pagseguro Digital Ltd.	35,942,091
253,000	[1]	Red Hat, Inc.	44,993,520
625,000	[1]	Salesforce.com, Inc.	94,981,250
396,300	[1,3]	ServiceNow, Inc.	87,193,926
566,000	[1]	Splunk, Inc.	70,659,440
618,400		Visa, Inc., Class A	83,490,184
316,100	[1,3]	Workday, Inc.	57,381,633
878,700	[1]	Worldpay, Inc.	73,353,876
		TOTAL	930,878,758
		Materials—2.2%
157,700		Sherwin-Williams Co.	66,473,704
		Real Estate—3.9%
1,265,000	[1]	CBRE Group, Inc.	57,873,750
523,700	[3]	Crown Castle International Corp.	61,304,322
		TOTAL	119,178,072
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,935,708,875)	3,007,641,358
		INVESTMENT COMPANIES—5.7%
32,399,552		Federated Government Obligations Fund, Premier Shares, 2.30%[4]	32,399,552
139,868,010		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[4]	139,895,983
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $172,273,977)	172,295,535
		TOTAL INVESTMENT IN SECURITIES—104.4% (IDENTIFIED COST $2,107,982,852)	3,179,936,893
		OTHER ASSETS AND LIABILITIES - NET—(4.4)%[5]	(132,947,475)
		TOTAL NET ASSETS—100%	$3,046,989,418
2

Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	42,486,279	125,145,435	167,631,714
Purchases/Additions	150,946,654	386,623,391	537,570,045
Sales/Reductions	(161,033,381)	(371,900,816)	(532,934,197)
Balance of Shares Held 1/31/2019	32,399,552	139,868,010	172,267,562
Value	$32,399,552	$139,895,983	$172,295,535
Change in Unrealized Appreciation/Depreciation	N/A	$18,594	$18,594
Net Realized Gain/(Loss)	N/A	$(4,152)	$(4,152)
Dividend Income	$132,593	$912,424	$1,045,017
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$68,747,788	$70,541,672
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
3

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
4

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,655,457,542	$—	$0	$2,655,457,542
International	302,381,723	49,802,093	—	352,183,816
Investment Companies	172,295,535	—	—	172,295,535
TOTAL SECURITIES	$3,130,134,800	$49,802,093	$0	$3,179,936,893
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
5

Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—85.5%
		Communication Services—0.6%
1,057,200		Infrastrutture Wireless Italiane SPA	$8,411,588
564,400	[1,2]	Wise Talent Information Technology Co. Ltd.	1,892,635
		TOTAL	10,304,223
		Consumer Discretionary—11.0%
175,000	[1,2]	At Home Group, Inc.	3,857,000
1,300,000	[1]	Boohoo Group PLC	3,208,393
35,000	[1]	Bright Horizons Family Solutions, Inc.	4,052,650
175,500	[1,2]	Canada Goose Holdings, Inc.	9,031,230
71,600		Choice Hotels International, Inc.	5,667,856
107,100	[1]	Delivery Hero SE	3,949,231
591,000		Delta Corp., Ltd.	1,928,766
136,000	[1,2]	Duluth Holdings, Inc.	3,247,680
166,000	[1]	Etsy, Inc.	9,071,900
300,000	[1,2]	Floor & Decor Holdings, Inc.	10,287,000
412,400	[1,2]	GreenTree Hospitality Group Ltd., ADR	4,705,484
149,600	[1,2]	GrubHub, Inc.	12,027,840
286,600	[1]	Hudson Ltd.	3,691,408
330,000	[1,2]	Lovesac Co./The	7,880,400
199,100		Moncler S.p.A	7,499,035
10,638,000		NagaCorp Ltd.	13,091,515
200,000	[1]	National Vision Holdings, Inc.	6,352,000
74,879	[1]	Ollie's Bargain Outlet Holding, Inc.	5,853,291
364,000	[1]	Planet Fitness, Inc.	21,082,880
240,300		Six Flags Entertainment Corp.	14,800,077
171,300	[1]	Takeaway.com Holding BV	10,867,302
54,300	[2]	Vail Resorts, Inc.	10,222,518
265,000	[2]	Wingstop, Inc.	17,397,250
475,000	[1,2]	YETI Holdings, Inc.	8,079,750
		TOTAL	197,852,456
		Energy—0.7%
107,000	[1]	Cactus, Inc.	3,511,740
2,038,500	[1]	Independence Contract Drilling, Inc.	6,971,670
188,100	[1]	New Fortress Energy LLC	2,458,467
		TOTAL	12,941,877
		Financials—3.0%
400,000	[1]	ARYA Sciences Acquisition Corp.	4,148,000
565,000	[2]	Ares Management Corp.	11,785,900
874,310		FinecoBank Banca Fineco SPA	9,499,529
280,000	[1,2]	Focus Financial Partners, Inc.	7,873,600
415,000	[2]	Hamilton Lane, Inc.	15,052,050
707,000		Mediobanca Spa	6,151,302
		TOTAL	54,510,381
		Health Care—29.5%
134,756	[1]	Albireo Pharma, Inc.	3,503,656
175,000	[1,2]	Allogene Therapeutics, Inc.	5,307,750
482,500	[1]	Amphastar Pharmaceuticals, Inc.	10,981,700
255,000	[1]	AnaptysBio, Inc.	16,911,600

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
253,560	[1]	Argenx SE	$26,911,231
337,211	[1,2]	Argenx SE, ADR	35,781,459
411,404	[1,2]	Arsanis, Inc.	1,123,133
254,800	[1,2]	Atara Biotherapeutics, Inc.	9,682,400
142,600	[1,2]	CRISPR Therapeutics AG	4,624,518
1,240,500	[1]	Calithera Biosciences, Inc.	5,532,630
220,000	[1]	Catabasis Pharmaceuticals, Inc.	1,401,400
360,000	[1,2]	Charlotte's Web Holdings, Inc.	5,926,253
190,200	[1]	Clementia Pharmaceuticals, Inc.	2,584,818
374,001	[1,2]	ContraFect Corp.	186,552
312,500	[1]	Corcept Therapeutics, Inc.	3,493,750
687,507	[1,2]	Cryoport, Inc.	7,211,948
104,092	[1]	Dexcom, Inc.	14,680,095
1,450,000	[1]	Dynavax Technologies Corp.	15,979,000
328,300	[1,2]	Editas Medicine, Inc.	7,133,959
105,000	[1,2]	GW Pharmaceuticals PLC, ADR	14,988,750
99,100	[1]	Galapagos NV	10,220,966
226,550	[1,2]	Galapagos NV, ADR	23,253,092
200,000	[1,2]	GenMark Diagnostics, Inc.	1,328,000
175,168	[1,2]	Glaukos Corp.	11,173,967
125,000	[1,2]	Guardant Health, Inc.	5,042,500
4,740,500	[1]	Horizon Discovery Group PLC	9,594,758
375,000	[1,2]	Inspire Medical Systems, Inc.	20,111,250
82,000	[1,2]	Insulet Corp.	6,657,580
122,800	[1,2]	Intellia Therapeutics, Inc.	1,736,392
293,781	[1,2]	Intersect ENT, Inc.	8,716,482
125,000	[1]	iRhythm Technologies, Inc.	10,625,000
1,297,300	[1]	Minerva Neurosciences, Inc.	8,536,234
117,100	[1]	Myokardia, Inc.	4,845,598
693,900	[1,2]	NeoGenomics, Inc.	11,532,618
99,700	[1]	PRA Health Sciences, Inc.	10,565,209
58,900	[1,2]	Penumbra, Inc.	8,570,539
261,400	[1]	ProQR Therapeutics BV	4,119,664
57,613	[1]	Protalix Biotherapeutics, Inc.	28,000
537,500	[1,2]	Puma Biotechnology, Inc.	14,985,500
131,500	[1]	Repligen Corp.	7,496,815
250,000	[1]	Rhythm Pharmaceuticals, Inc.	6,650,000
246,930	[1,2]	Rubius Therapeutics, Inc.	3,380,472
1,144,000	[1,2]	Scynexis, Inc.	1,166,880
255,000	[1,2]	SI-BONE, Inc.	4,584,900
320,474	[1,2]	Seres Therapeutics, Inc.	1,974,120
327,800	[1,2]	Spark Therapeutics, Inc.	15,675,396
822,570	[3]	SteadyMed CVR	217,981
313,500	[1]	Tandem Diabetes Care, Inc.	13,630,980
100,000	[1]	Teladoc, Inc.	6,420,000
10,000	[1,2]	Tilray, Inc.	804,900
1,130,000	[1,2]	Translate Bio, Inc.	6,418,400
443,100	[1,2]	Tricida, Inc.	9,721,614
239,557	[1,2]	Twist Bioscience Corporation	5,540,953
237,200	[1,2]	Ultragenyx Pharmaceutical, Inc.	11,698,704
333,000	[1]	UniQure N.V.	11,405,250

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
385,030	[1,2]	Vapotherm, Inc.	$6,480,055
242,500	[1]	Veeva Systems, Inc.	26,447,050
300,000	[1,2]	Xeris Pharmaceuticals, Inc.	4,164,000
415,000	[1,2]	Zai Lab Ltd., ADR	11,200,850
259,600	[1,2]	Zogenix, Inc.	11,357,500
		TOTAL	532,026,771
		Industrials—8.8%
370,000		Air Lease Corp.	14,037,800
89,200		Alaska Air Group, Inc.	5,704,340
735,000		Aramex PJSC	851,462
554,750	[1,2]	Astronics Corp.	17,014,182
575,000	[1]	Azul S.A., ADR	17,393,750
1,950,000		Biffa PLC	4,563,293
41,700	[1]	CoStar Group, Inc.	16,293,858
1,148,300	[1,2]	Dirtt Environmental Solutions Ltd.	6,091,290
578,700	[1,2]	Gates Industrial Corp. PLC	8,628,417
401,712	[2]	GrafTech International Ltd.	5,306,616
149,600		KAR Auction Services, Inc.	7,780,696
233,200	[1,2]	Mercury Systems, Inc.	13,672,516
3,400,000	[1]	Nearmap Ltd.	5,262,569
56,000		Simpson Manufacturing Co., Inc.	3,437,280
70,900	[1]	Trex Co., Inc.	4,945,984
532,200	[1,2]	Upwork, Inc.	10,276,782
210,000	[1]	Willdan Group, Inc.	7,066,500
160,000	[1,2]	XPO Logistics, Inc.	9,724,800
		TOTAL	158,052,135
		Information Technology—24.5%
133,200	[1,2]	2U, Inc.	7,572,420
132,900	[1,2]	Accesso Technology Group PLC	2,492,540
170,000	[1,2]	Alarm.com Holdings, Inc.	10,698,100
300,000	[1,2]	Alteryx, Inc.	21,345,000
110,000	[1,2]	Anaplan, Inc.	3,452,900
362,813	[1]	Aquantia Corp.	3,196,383
114,000	[1]	Avalara, Inc.	4,545,180
2,396,800	[1]	Avast PLC	9,010,348
377,200	[1]	Avaya Holdings Corp.	6,378,452
200,000	[1,2]	Blackline, Inc.	9,516,000
350,000	[1,2]	Box, Inc.	7,322,000
1,800,000		Camtek Ltd.	12,870,000
210,000	[1,2]	Carbon Black, Inc.	3,252,900
52,276	[1,2]	Ceridian HCM Holding, Inc.	2,154,294
500,000	[1,2]	Cloudera, Inc.	6,750,000
87,000	[1,2]	Coupa Software, Inc.	7,565,520
31,600	[1]	DocuSign, Inc.	1,562,620
400,000	[1,2]	Domo, Inc.	10,800,000
265,148	[1]	Endava PLC, ADR	6,230,978
200,000	[1,2]	Envestnet, Inc.	10,850,000
219,358	[1,2]	Everbridge, Inc.	13,569,486
165,000	[1]	Forescout Technologies, Inc.	5,032,500
330,000	[1,2]	GDS Holdings Ltd., ADR	9,372,000
335,000	[1,2]	GTT Communications, Inc.	8,576,000

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
226,600	[1]	GoDaddy, Inc.	$15,551,558
221,360	[1]	I3 Verticals, Inc.	5,474,233
411,632	[1,2]	Ichor Holdings Ltd.	8,467,270
175,000	[1,2]	Instructure, Inc.	6,917,750
320,000	[2]	Kemet Corp.	5,670,400
3,500,000	[1]	Limelight Networks, Inc.	10,920,000
760,200	[1,2]	Magnachip Semiconductor Corp.	4,545,996
321,800	[1]	Mimecast Ltd.	12,090,026
125,000	[1]	Netcompany Group AS	4,222,572
375,000	[1,2]	nLight, Inc.	7,331,250
160,000	[1]	Novoste Corp.	11,148,800
65,000	[1,2]	Pluralsight, Inc.	1,948,700
293,400	[1]	Q2 Holdings, Inc.	17,436,762
335,000	[1]	Radware Ltd.	8,110,350
564,200	[1]	Rapid7, Inc.	22,669,556
308,000	[1,2]	RealPage, Inc.	17,177,160
50,000	[1]	RingCentral, Inc.	4,622,000
17,300	[1]	Rogers Corp.	2,195,543
330,000	[1]	SailPoint Technologies Holding	9,421,500
55,500	[1]	Shopify, Inc.	9,350,085
381,600	[1,2]	ShotSpotter, Inc.	18,377,856
455,000	[1,2]	Smartsheet, Inc.	14,277,900
50,000	[1,2]	Tenable Holdings, Inc.	1,384,000
44,000	[1,2]	Tyler Technologies, Inc.	8,324,360
137,000	[1]	WNS Holdings Ltd., ADR	6,684,230
170,300	[1]	Zendesk, Inc.	11,500,359
230,300	[1,2]	Zscaler, Inc.	11,139,611
		TOTAL	441,075,448
		Materials—2.2%
370,000	[1,2]	Allegheny Technologies, Inc.	10,134,300
122,800		Chemours Co./The	4,390,100
57,400	[1]	Endeavour Financial Corp.	989,030
82,000	[1]	Ingevity Corp.	7,713,740
125,000	[1,2]	Livent Corp.	1,582,500
505,000		Orion Engineered Carbons S.A.	13,932,950
		TOTAL	38,742,620
		Real Estate—5.2%
529,000		Americold Realty Trust	15,510,280
300,000	[1,2]	Cushman & Wakefield PLC	5,172,000
110,000	[2]	Cyrusone, Inc.	5,962,000
260,000		Easterly Government Properties, Inc.	4,669,600
450,000		JBG Smith Properties	17,392,500
89,600		Lamar Advertising Co.	6,670,720
311,000		MGM Growth Properties LLC	9,641,000
180,000		QTS Realty Trust, Inc.	7,579,800
265,000		Ryman Hospitality Properties	21,292,750
		TOTAL	93,890,650
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,101,803,684)	1,539,396,561

Shares			Value
		CORPORATE BOND—0.2%
		Consumer Discretionary—0.2%
2,500,000		NagaCorp Ltd., Sr. Unsecd. Note, 144A, 9.375%, 5/21/2021 (IDENTIFIED COST $2,484,050)	$2,592,340
		PREFERRED STOCK—0.1%
		Health Care—0.1%
103,000	[3]	Alector, Inc. (IDENTIFIED COST $1,464,186)	1,372,098
	[1]	WARRANTS—0.0%
		Health Care—0.0%
1,766,000		Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	506,665
222,500		ContraFect Corp., Warrants 7/27/2021	24,030
467,500		ContraFect Corp., Warrants 7/20/2022	53,295
258,000		Scynexis, Inc., Warrants 3/14/2019	9,185
154,800		Scynexis, Inc., Warrants 3/8/2023	60,403
109,440		Scynexis, Inc., Warrants 4/6/2021	17,007
		TOTAL WARRANTS (IDENTIFIED COST $6,900)	670,585
		INVESTMENT COMPANIES—33.1%
82,696,527		Federated Government Obligations Fund, Premier Shares, 2.30%[4]	82,696,527
513,942,263		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[4]	514,045,052
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $596,660,585)	596,741,579
		TOTAL INVESTMENT IN SECURITIES—118.9% (IDENTIFIED COST $1,702,419,405)	2,140,773,163
		OTHER ASSETS AND LIABILITIES - NET—(18.9)%[5]	(340,086,296)
		TOTAL NET ASSETS—100%	$1,800,686,867
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended January 31, 2019, were as follows:
Affiliated	Balance of Shares Held 10/31/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
Financials:
ARYA Sciences Acquisition Corp.	350,000	50,000	—	400,000	$4,148,000	$20,635	$—	$—
Hamilton Lane, Inc.	415,000	—	—	415,000	$15,052,050	$(875,650)	$—	$88,188
Health Care:
Argenx SE	253,560	—	—	253,560	$26,911,231	$6,674,770	$—	$—
Argenx SE ADR	337,211	—	—	337,211	$35,781,459	$8,801,207	$—	$—
Calithera Biosciences, Inc.	899,150	341,350	—	1,240,500	$5,532,630	$(232,003)	$—	$—
Catabasis Pharmaceuticals, Inc.*	2,200,000	—	(1,980,000)	220,000	$1,401,400	$(13,200)	$—	$—
Catabasis Pharmaceuticals, Inc., Warrants 6/22/2022	1,766,000	—	—	1,766,000	$506,665	$(4,415)	$—	$—
ContraFect Corp.	766,300	33,700	(425,999)	374,001	$186,552	$(569,463)	$(615,049)	$—
ContraFect Corp., Warrants, 7/27/2021	222,500	—	—	222,500	$24,030	$(148,675)	$—	$—
ContraFect Corp., Warrants 7/20/2022	467,500	—	—	467,500	$53,295	$(242,072)	$—	$—
Corcept Therapeutics, Inc.	625,000	—	(312,500)	312,500	$3,493,750	$(2,435,010)	$2,794,204	$—
Dynavax Technologies Corp.	521,000	929,000	—	1,450,000	$15,979,000	$1,038,294	$—	$—
Minerva Neurosciences, Inc.	1,297,300	—	—	1,297,300	$8,536,234	$(5,695,147)	$—	$—
Scynexis, Inc.	1,144,000	—	—	1,144,000	$1,166,880	$22,880	$—	$—
Scynexis, Warrants, 3/14/2019	258,000	—	—	258,000	$9,185	$(246,158)	$—	$—
Scynexis, Warrants, 4/6/2021	109,440	—	—	109,440	$17,007	$657	$—	$—
Scynexis, Warrants, 3/8/2023	154,800	—	—	154,800	$60,403	$(37,028)	$—	$—
UniQure N.V.	333,000	—	—	333,000	$11,405,250	$2,837,160	$—	$—

Affiliated	Balance of Shares Held 10/31/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
TOTAL OF AFFILIATED TRANSACTIONS	12,119,761	1,354,050	(2,718,499)	10,755,312	$130,265,021	$8,896,782	$2,179,155	$88,188
*	A 1:10 reverse stock split occurred for this issue on December 31, 2018.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	61,870,714	361,272,309	423,143,023
Purchases/Additions	141,193,154	424,704,213	565,897,367
Sales/Reductions	(120,367,341)	(272,034,259)	(392,401,600)
Balance of Shares Held 1/31/2019	82,696,527	513,942,263	596,638,790
Value	$82,696,527	$514,045,052	$596,741,579
Change in Unrealized Appreciation/Depreciation	N/A	$49,747	$49,747
Net Realized Gain/(Loss)	N/A	$(1,269)	$(1,269)
Dividend Income	$221,560	$2,272,397	$2,493,957
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$332,368,974	$341,573,095
3	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the loaned securities and reinvests the collateral in certain short-term securities such as affiliated money market funds, other money market instruments and/or repurchase agreements.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,127,557,592	$—	$217,981	$1,127,775,573
International	271,991,953	139,629,035	—	411,620,988
Preferred Stocks
Domestic	—	—	1,372,098	1,372,098
Debt Securities:
Corporate Bonds	—	2,592,340	—	2,592,340
Warrants	—	670,585	—	670,585
Investment Companies	596,741,579	—	—	596,741,579
TOTAL SECURITIES	$1,996,291,124	$142,891,960	$1,590,079	$2,140,773,163
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
CVR	—Contingent Value Right
8

Federated MDT Mid Cap Growth Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares			Value
		COMMON STOCKS—96.9%
		Communication Services—4.3%
117,453	[1]	AMC Networks, Inc.	$7,392,492
223,304	[1]	Live Nation Entertainment, Inc.	11,948,997
6,885	[1]	Match Group, Inc.	368,279
		TOTAL	19,709,768
		Consumer Discretionary—16.7%
20,596		Advance Auto Parts, Inc.	3,278,883
744	[1]	AutoZone, Inc.	630,421
48,763	[1]	Burlington Stores, Inc.	8,373,095
24,827		Choice Hotels International, Inc.	1,965,305
71,505		D. R. Horton, Inc.	2,749,367
105,007		Dunkin' Brands Group, Inc.	7,181,429
61,850		Expedia Group, Inc.	7,375,612
2,890		Foot Locker, Inc.	161,522
74,300	[1,2]	GNC Holdings, Inc.	226,615
24,395		Harley-Davidson, Inc.	899,200
56,460	[1]	Lululemon Athletica, Inc.	8,345,353
11,338	[1]	O'Reilly Automotive, Inc.	3,907,755
17,617		Pulte Group, Inc.	489,929
29,603	[1]	The Michaels Companies, Inc.	410,298
81,579		The Wendy's Co.	1,412,948
49,847		Toll Brothers, Inc.	1,841,348
12,604	[1]	Under Armour, Inc., Class A	261,407
156,423	[1]	Urban Outfitters, Inc.	5,052,463
110,811		V.F. Corp.	9,326,962
285,002		Wyndham Destinations, Inc.	12,009,984
		TOTAL	75,899,896
		Consumer Staples—1.9%
95,115		Church and Dwight, Inc.	6,145,380
1,236		Hershey Foods Corp.	131,139
26,524	[1]	Post Holdings, Inc.	2,461,958
		TOTAL	8,738,477
		Energy—1.2%
112,689	[1]	Continental Resources, Inc.	5,202,851
2,089		ONEOK, Inc.	134,135
		TOTAL	5,336,986
		Financials—7.3%
4,743		Cboe Global Markets, Inc.	442,380
132,356		Citizens Financial Group, Inc.	4,489,515
2,968		Discover Financial Services	200,310
46,106		Everest Re Group Ltd.	10,099,519
46,661		LPL Investment Holdings, Inc.	3,283,535
3,655		Marketaxess Holdings, Inc.	784,984
20,907		Northern Trust Corp.	1,849,433
2,978		Pinnacle Financial Partners, Inc.	160,127
153,471		Progressive Corp., OH	10,327,064
29,580		Synchrony Financial	888,583
7,073		Synovus Financial Corp.	250,526
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
38,715	[2]	Waddell & Reed Financial, Inc., Class A	$662,801
		TOTAL	33,438,777
		Health Care—13.2%
5,194	[1]	Abiomed, Inc.	1,823,458
103,389	[1]	Alkermes, Inc.	3,398,396
13,824	[1]	BioMarin Pharmaceutical, Inc.	1,357,102
16,604		Bruker Corp.	582,136
39,186	[1]	Cerner Corp.	2,151,703
13,855	[1]	Charles River Laboratories International, Inc.	1,706,798
79,455	[1]	DaVita HealthCare Partners, Inc.	4,459,809
20,150	[1]	Dexcom, Inc.	2,841,755
14,669	[1]	Edwards Lifesciences Corp.	2,499,891
2,832		Encompass Health Corp.	189,291
10,197		Hill-Rom Holdings, Inc.	1,019,904
5,177	[1]	Incyte Corporation	417,214
79,239	[1]	Ionis Pharmaceuticals, Inc.	4,595,862
6,224	[1]	Jazz Pharmaceuticals PLC.	783,539
30,030	[1]	Masimo Corp.	3,735,432
53,947	[1]	Molina Healthcare, Inc.	7,173,872
36,959	[1]	Neurocrine Biosciences, Inc.	3,260,523
33,077		ResMed, Inc.	3,147,938
124,419	[1]	Veeva Systems, Inc.	13,569,136
6,546	[1]	Waters Corp.	1,513,566
		TOTAL	60,227,325
		Industrials—16.0%
38,258		Allegion PLC	3,284,832
214,510		Allison Transmission Holdings, Inc.	10,440,202
22,147		Armstrong World Industries, Inc.	1,506,882
61,093		C.H. Robinson Worldwide, Inc.	5,301,040
12,876		Cintas Corp.	2,414,379
5,425	[1]	CoStar Group, Inc.	2,119,764
18,142		Cummins, Inc.	2,668,870
86,143		Fortune Brands Home & Security, Inc.	3,902,278
9,007		Grainger (W.W.), Inc.	2,660,578
22,224		Harris Corp.	3,404,272
6,525		IDEX Corp.	899,536
3,636		Ingersoll-Rand PLC, Class A	363,745
92,593	[1]	Jet Blue Airways Corp.	1,665,748
10,889		KAR Auction Services, Inc.	566,337
9,335		Landstar System, Inc.	948,249
55,103		Lennox International, Inc.	12,634,016
35,736		MSC Industrial Direct Co.	2,983,599
201,998		Masco Corp.	6,546,755
35,233		Pitney Bowes, Inc.	254,030
107,189		R.R. Donnelley & Sons Co.	546,664
73,165		Robert Half International, Inc.	4,714,021
750		Rockwell Automation, Inc.	127,140
22,775		Spirit AeroSystems Holdings, Inc., Class A	1,899,435
19,781	[1]	XPO Logistics, Inc.	1,202,289
		TOTAL	73,054,661
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—32.4%
31,984	[1]	Ansys, Inc.	$5,256,570
1,404	[1]	Atlassian Corp. PLC	138,154
81,531	[1]	Autodesk, Inc.	12,001,363
114,756		Booz Allen Hamilton Holding Corp.	5,637,962
54,127		CDW Corp.	4,507,155
143,074	[1]	Cadence Design Systems, Inc.	6,871,844
39,430	[1]	Coherent, Inc.	4,660,626
82,862	[1]	CoreLogic, Inc.	3,007,891
10,555	[1]	EPAM Systems, Inc.	1,493,321
140,700	[1]	FireEye, Inc.	2,487,576
166,414	[1]	Fortinet, Inc.	12,742,320
124,564		Global Payments, Inc.	13,986,046
10,702	[1]	IPG Photonics Corp.	1,423,366
58,988		LogMeIn, Inc.	5,487,064
19,853		MKS Instruments, Inc.	1,620,600
31,496		National Instruments Corp.	1,392,753
121,496		NetApp, Inc.	7,747,800
179,210	[1]	ON Semiconductor Corp.	3,591,368
1,536	[1]	Palo Alto Networks, Inc.	329,964
5,713		Sabre Corp.	131,285
62,520	[1]	ServiceNow, Inc.	13,755,650
38,595	[1]	Tableau Software, Inc.	4,933,985
87,610		Total System Services, Inc.	7,850,732
4,773	[1]	Twilio, Inc.	531,330
31,429	[1]	WEX, Inc.	5,070,441
6,880		Western Union Co.	125,560
22,149	[1]	Workday, Inc.	4,020,708
140,288		Xilinx, Inc.	15,703,839
5,153	[1]	Zebra Technologies Corp., Class A	894,561
		TOTAL	147,401,834
		Materials—3.9%
55,347		Avery Dennison Corp.	5,780,994
14,731		Eagle Materials, Inc.	1,045,901
149,021		Westlake Chemical Corp.	11,012,652
		TOTAL	17,839,547
		TOTAL COMMON STOCKS (IDENTIFIED COST $406,076,302)	441,647,271
		INVESTMENT COMPANIES—2.1%
843,340		Federated Government Obligations Fund, Premier Shares, 2.30%[3]	843,340
8,517,652		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[3]	8,519,356
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $9,360,992)	9,362,696
		TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $415,437,294)	451,009,967
		OTHER ASSETS AND LIABILITIES - NET—1.0%[4]	4,624,965
		TOTAL NET ASSETS—100%	$455,634,932
3

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2018	1,554,170	7,344,861	8,899,031
Purchases/Additions	24,157,610	49,029,377	73,186,987
Sales/Reductions	(24,868,440)	(47,856,586)	(72,725,026)
Balance of Shares Held 1/31/2019	843,340	8,517,652	9,360,992
Value	$843,340	$8,519,356	$9,362,696
Change in Unrealized Appreciation/Depreciation	N/A	$(84)	$(84)
Net Realized Gain/(Loss)	N/A	$1,490	$1,490
Dividend Income	$9,278	$73,163	$82,441
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities Loaned	Market Value of Collateral
$814,932	$843,340
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and
4

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2019, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5

Federated Absolute Return Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—54.1%
		Aerospace & Defense—0.5%
1,000		Boeing Co.	$385,620
		Airlines—2.6%
20,000		Delta Air Lines, Inc.	988,600
15,000		Southwest Airlines Co.	851,400
		TOTAL	1,840,000
		Banks—0.5%
10,000		Sumitomo Mitsui Financial Group, Inc.	371,813
		Beverages—0.6%
6,000		Molson Coors Brewing Co., Class B	399,660
		Biotechnology—4.0%
4,000	[1]	Alexion Pharmaceuticals, Inc.	491,840
2,000	[1]	Biogen, Inc.	667,560
6,000	[1]	Celgene Corp.	530,760
10,000		Gilead Sciences, Inc.	700,100
1,000	[1]	Regeneron Pharmaceuticals, Inc.	429,270
		TOTAL	2,819,530
		Capital Markets—1.3%
3,000		Cboe Global Markets, Inc.	279,810
8,000		Intercontinental Exchange, Inc.	614,080
		TOTAL	893,890
		Chemicals—1.0%
4,000		LyondellBasell Investment LLC, Class A	347,880
5,000		Westlake Chemical Corp.	369,500
		TOTAL	717,380
		Communications Equipment—1.1%
16,000		Cisco Systems, Inc.	756,640
		Diversified Financial Services—1.5%
5,000	[1]	Berkshire Hathaway, Inc., Class B	1,027,700
		Diversified Telecommunication Services—2.4%
20,000		AT&T, Inc.	601,200
20,000		Verizon Communications, Inc.	1,101,200
		TOTAL	1,702,400
		Electric Utilities—1.4%
20,000		Exelon Corp.	955,200
		Equity Real Estate Investment Trust (REITs)—1.6%
5,000		Lamar Advertising Co., Class A	372,250
4,000		Simon Property Group, Inc.	728,480
		TOTAL	1,100,730
		Food & Staples Retailing—1.0%
10,000		Walgreens Boots Alliance, Inc.	722,600
		Health Care Equipment & Supplies—0.6%
5,000		Medtronic PLC	441,950
		Health Care Providers & Services—1.7%
10,000		CVS Health Corp.	655,500
1

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care Providers & Services—continued
2,000		UnitedHealth Group, Inc.	$540,400
		TOTAL	1,195,900
		Health Care Technology—0.6%
3,600	[1]	Veeva Systems, Inc., Class A	392,616
		Hotels, Restaurants & Leisure—1.0%
3,000		Darden Restaurants, Inc.	314,790
6,000		Starbucks Corp.	408,840
		TOTAL	723,630
		Insurance—1.3%
8,000		Aflac, Inc.	381,600
6,000		Prudential Financial, Inc.	552,840
		TOTAL	934,440
		Interactive Media & Services—2.2%
700	[1]	Alphabet, Inc., Class A	788,123
700	[1]	Alphabet, Inc., Class C	781,459
		TOTAL	1,569,582
		Internet & Direct Marketing Retail—1.0%
6,000		Expedia Group, Inc.	715,500
		IT Services—3.0%
2,500		Accenture PLC	383,875
5,000	[1]	Akamai Technologies, Inc.	325,500
10,000		Cognizant Technology Solutions Corp.	696,800
2,600		Visa, Inc., Class A	351,026
2,000	[1]	WEX, Inc.	322,660
		TOTAL	2,079,861
		Life Sciences Tools & Services—0.3%
2,000	[1]	Charles River Laboratories International, Inc.	246,380
		Machinery—0.5%
2,500		Cummins, Inc.	367,775
		Media—2.2%
20,000		Comcast Corp., Class A	731,400
5,000	[1]	Facebook, Inc.	833,450
		TOTAL	1,564,850
		Metals & Mining—0.0%
4,315	[1]	Lithion Energy	230
		Multi-Utilities—1.3%
30,000		CenterPoint Energy, Inc.	927,600
		Multiline Retail—0.9%
5,500		Dollar General Corp.	634,865
		Oil Gas & Consumable Fuels—2.0%
7,000		Chevron Corp.	802,550
6,000		ConocoPhillips	406,140
2,000		Valero Energy Corp.	175,640
		TOTAL	1,384,330
		Pharmaceuticals—2.3%
10,000		Bristol-Myers Squibb Co.	493,700
2,000	[1]	Jazz Pharmaceuticals Plc.	251,780
6,000		Merck & Co., Inc.	446,580
2

Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS—continued
		Pharmaceuticals—continued
10,000		Pfizer, Inc.	$424,500
		TOTAL	1,616,560
		Professional Services—0.7%
8,000		Robert Half International, Inc.	515,440
		Semiconductors & Semiconductor Equipment—1.7%
1,600		Broadcom, Inc.	429,200
16,000		Intel Corp.	753,920
		TOTAL	1,183,120
		Software—5.1%
5,000	[1]	Check Point Software Technologies Ltd.	559,600
5,000	[1]	Fortinet, Inc.	382,850
11,000		Microsoft Corp.	1,148,730
10,000		Open Text Corp.	356,400
15,000		Oracle Corp.	753,450
2,500		VMware, Inc., Class A	377,675
		TOTAL	3,578,705
		Specialty Retail—2.3%
2,000		Advance Auto Parts, Inc.	318,400
6,000		Ross Stores, Inc.	552,720
8,000		TJX Cos., Inc.	397,840
6,000		Williams-Sonoma, Inc.	326,580
		TOTAL	1,595,540
		Technology Hardware Storage & Peripherals—2.4%
6,000		Apple, Inc.	998,640
5,000		IBM Corp.	672,100
		TOTAL	1,670,740
		Tobacco—1.5%
12,000		Altria Group, Inc.	592,200
6,000		Philip Morris International, Inc.	460,320
		TOTAL	1,052,520
		TOTAL COMMON STOCKS (IDENTIFIED COST $37,763,776)	38,085,297
		U.S. TREASURY—22.7%
$16,000,000	[2]	United States Treasury Bills, 2.362%[3], 2/7/2019 (IDENTIFIED COST $15,993,790)	15,993,960
		EXCHANGE-TRADED FUNDS—3.1%
30,000		Financial Select Sector SPDR	778,200
70,000	[1]	Sprott Physical Gold Trust	745,500
120,000	[1]	Sprott Physical Silver Trust	698,400
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $2,039,918)	2,222,100
		INVESTMENT COMPANY—20.3%
14,290,788		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.570%[4] (IDENTIFIED COST $14,293,657)	14,293,646
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $70,091,141)	70,595,003
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(139,735)
		TOTAL NET ASSETS—100%	$70,455,268
3

SECURITIES SOLD SHORT—(15.7)%
Shares		Value in U.S. Dollars
	COMMON STOCKS—(15.7)%
	Banks—(0.5)%
(4,000)	First Republic Bank	$(386,520)
	Beverages—(2.4)%
(12,000)	Brown-Forman Corp., Class B	(567,000)
(5,000)	PepsiCo, Inc.	(563,350)
(12,000)	The Coca-Cola Co.	(577,560)
	TOTAL	(1,707,910)
	Construction Materials—(0.5)%
(2,000)	Martin Marietta Materials	(353,360)
	Electronic Equipment Instruments & Components—(0.6)%
(5,000)	Amphenol Corp., Class A	(439,600)
	Energy Equipment & Services—(0.5)%
(15,000)	Baker Hughes a GE Co. LLC	(353,550)
	Equity Real Estate Investment Trust (REITs)—(0.6)%
(18,000)	Invitation Homes, Inc.	(404,820)
	Food Products—(1.2)%
(8,000)	Kraft Heinz Co./The	(384,480)
(10,000)	Mondelez International, Inc.	(462,600)
	TOTAL	(847,080)
	Health Care Equipment & Supplies—(1.3)%
(2,000)	Becton Dickinson & Co.	(498,920)
(1,500)	Teleflex, Inc.	(410,250)
	TOTAL	(909,170)
	Hotels, Restaurants & Leisure—(0.5)%
(10,000)	Aramark	(329,500)
	Industrial Conglomerates—(1.3)%
(2,000)	3M Co.	(400,600)
(50,000)	General Electric Co.	(508,000)
	TOTAL	(908,600)
	Internet & Direct Marketing Retail—(0.5)%
(1,000)	NetFlix, Inc.	(339,500)
	IT Services—(0.6)%
(3,000)	Gartner, Inc., Class A	(407,670)
	Leisure Products—(1.3)%
(6,000)	Hasbro, Inc.	(543,360)
(30,000)	Mattel, Inc.	(355,200)
	TOTAL	(898,560)
	Life Sciences Tools & Services—(0.6)%
(5,000)	PerkinElmer, Inc.	(452,500)
	Machinery—(0.5)%
(3,000)	Stanley Black & Decker Inc.	(379,320)
	Multiline Retail—(0.7)%
(5,000)	Dollar Tree, Inc.	(484,150)
	Oil Gas & Consumable Fuels—(1.1)%
(6,000)	ONEOK, Inc.	(385,260)
(16,000)	Williams Cos., Inc.	(430,880)
	TOTAL	(816,140)
	Semiconductors & Semiconductor Equipment—(0.4)%
(2,000)	Monolithic Power Systems	(253,120)
4

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Software—(0.6)%
(4,000)	Fidelity National Information Services, Inc.	$(418,120)
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $11,057,479)	$(11,089,190)
The average market value of purchased options held by the Fund throughout the period was $127,484. This is based on amounts held as of each month-end throughout the three-month fiscal period. At January 31, 2019, the Fund had no outstanding purchased options.
At January 31, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
1E-Mini Dow ($5) Futures, Short Futures	20	$2,497,600	March 2019	$(27,665)
1E-Mini S&P 500 Futures, Short Futures	20	$2,704,500	March 2019	$(30,315)
[1]Euro-BONO Spanish Government Bond Futures, Short Futures	50	$8,429,384	March 2019	$(224,496)
[1]Euro-BTP Italian Government Bond Futures, Short Futures	25	$3,707,636	March 2019	$(183,069)
[1]Euro-Bund Futures, Short Futures	40	$7,585,015	March 2019	$(126,190)
[1]Euro-OAT Futures, Short Futures	40	$7,001,270	March 2019	$(79,663)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(671,398)
The average notional value of short futures contracts held by the Fund throughout the period was $43,671,382. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts and value on Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	15,935,824
Purchases/Additions	16,196,127
Sales/Reductions	(17,841,163)
Balance of Shares Held 1/31/2019	14,290,788
Value	$14,293,646
Change in Unrealized Appreciation/Depreciation	$1,590
Net Realized Gain/(Loss)	$(457)
Dividend Income	$111,294
1	Non-income-producing security.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its securities sold short and outstanding futures contracts.
3	Discount rate at time of purchase.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
5

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
6

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$35,371,769	$—	$—	$35,371,769
International	2,341,715	371,813	—	2,713,528
Debt Securities:
U.S. Treasury	—	15,993,960	—	15,993,960
Exchange-Traded Funds	2,222,100	—	—	2,222,100
Investment Company	14,293,646	—	—	14,293,646
TOTAL SECURITIES	$54,229,230	$16,365,773	$—	$70,595,003
Other Financial Instruments:
Assets
Securities Sold Short	$—	$—	$—	$—
Futures Contracts	—	—	—	—
Liabilities
Securities Sold Short	(11,089,190)	—	—	(11,089,190)
Futures Contracts	(671,398)	—	—	(671,398)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(11,760,588)	$—	$—	$(11,760,588)
The following acronyms are used throughout this portfolio:
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
7

Federated Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares		Dividend Yield (unaudited)	Value in U.S. Dollars
	COMMON STOCKS—98.7%
	Communication Services—15.6%
18,409,884	AT&T, Inc.	6.79%	$553,401,113
6,664,485	BCE, Inc.	4.49	289,769,038
6,527,491	Verizon Communications, Inc.	4.38	359,403,655
177,022,789	Vodafone Group PLC	9.49	322,447,799
	TOTAL		1,525,021,605
	Consumer Staples—22.4%
5,498,141	Altria Group, Inc.	6.48	271,333,258
2,973,075	British American Tobacco PLC	7.26	104,897,402
3,433,960	General Mills, Inc.	4.41	152,605,182
4,476,525	Imperial Brands PLC	7.44	148,330,115
2,302,525	Kimberly-Clark Corp.	3.70	256,455,235
1,965,300	Kraft Heinz Co./The	5.20	94,452,318
1,449,000	PepsiCo, Inc.	3.29	163,258,830
6,375,903	Philip Morris International, Inc.	5.94	489,159,278
2,602,855	Procter & Gamble Co.	2.97	251,097,422
5,368,050	The Coca-Cola Co.	3.24	258,364,247
	TOTAL		2,189,953,287
	Energy—15.4%
58,464,675	BP PLC	5.99	398,439,381
2,835,174	Chevron Corp.	4.15	325,052,699
5,185,700	Exxon Mobil Corp.	4.48	380,008,096
3,408,640	Occidental Petroleum Corp.	4.67	227,628,979
3,090,375	Total S.A.	4.54	169,577,355
	TOTAL		1,500,706,510
	Financials—5.6%
1,874,575	Canadian Imperial Bank of Commerce	4.15	158,945,470
2,243,825	Invesco Ltd.	6.59	40,882,491
6,363,525	KeyCorp	4.13	104,807,257
660,794	Muenchener Rueckversicherungs-Gesellschaft AG	3.76	147,046,046
789,975	PNC Financial Services Group	3.10	96,906,233
	TOTAL		548,587,497
	Health Care—7.2%
5,050,625	AbbVie, Inc.	5.33	405,514,681
15,546,273	GlaxoSmithKline PLC	5.42	302,013,903
	TOTAL		707,528,584
	Industrials—2.6%
2,380,975	United Parcel Service, Inc.	3.45	250,954,765
	Information Technology—0.5%
665,975	Paychex, Inc.	3.16	47,151,030
	Real Estate—10.9%
3,573,800	Crown Castle International Corp.	2.52	418,349,028
1,215,000	Digital Realty Trust, Inc.	2.99	131,633,100
2,058,825	National Retail Properties, Inc.	3.34	108,520,666
3,115,964	Omega Healthcare Investors	4.25	125,230,593
1

Shares		Dividend Yield (unaudited)	Value in U.S. Dollars
	COMMON STOCKS—continued
	Real Estate—continued
4,436,744	Ventas, Inc.	4.92	$286,125,621
	TOTAL		1,069,859,008
	Utilities—18.5%
1,168,090	American Electric Power Co., Inc.	3.39	92,419,281
5,819,845	Dominion Energy, Inc.	5.22	408,785,913
4,135,959	Duke Energy Corp.	4.23	363,054,481
34,041,290	National Grid- SP PLC	5.64	370,067,784
8,417,305	PPL Corp.	5.24	263,629,992
6,471,968	Southern Co.	4.94	314,537,645
	TOTAL		1,812,495,096
	TOTAL COMMON STOCKS (IDENTIFIED COST $9,117,269,954)		9,652,257,382
	INVESTMENT COMPANY—1.1%
109,967,867	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.57%[1] (IDENTIFIED COST $109,970,781)		109,989,860
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $9,227,240,735)		9,762,247,242
	OTHER ASSETS AND LIABILITIES - NET—0.2%[2]		17,880,253
	TOTAL NET ASSETS—100%		$9,780,127,495
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	77,185,637
Purchases/Additions	617,408,044
Sales/Reductions	(584,625,814)
Balance of Shares Held 1/31/2019	109,967,867
Value	$109,989,860
Change in Unrealized Appreciation/Depreciation	$8,766
Net Realized Gain/(Loss)	$4,814
Dividend Income	$759,007
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$7,199,840,597	$—	$—	$7,199,840,597
International	489,597,000	1,962,819,785	—	2,452,416,785
Investment Company	109,989,860	—	—	109,989,860
TOTAL SECURITIES	$7,799,427,457	$1,962,819,785	$—	$9,762,247,242
4

Federated Global Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2019 (unaudited)
Shares		Value in U.S. Dollars
	COMMON STOCKS—106.7%
	Australia—5.0%
5,170	Amcor Ltd.	$$51,375
1,580	Sonic Healthcare Ltd.	26,470
	TOTAL	77,845
	Canada—16.7%
775	BCE, Inc.	33,697
494	Canadian Imperial Bank of Commerce	41,886
760	Emera, Inc.	26,607
1,149	Enbridge, Inc.	41,983
770	Fortis, Inc.	27,461
985	Telus Corp.	34,505
1,310	TransCanada Corp.	55,712
	TOTAL	261,851
	France—6.9%
825	BNP Paribas SA	38,771
400	Sanofi	34,759
365	Scor SA	15,352
350	TOTAL SA	19,205
	TOTAL	108,087
	Germany—2.9%
200	Muenchener Rueckversicherungs-Gesellschaft AG	44,506
	Italy—1.1%
2,775	Enel SpA	16,735
	Japan—3.1%
500	Japan Tobacco, Inc.	12,628
1,525	NTT DOCOMO, Inc.	36,516
	TOTAL	49,144
	Singapore—0.6%
4,390	Singapore Telecom, Ltd.	9,863
	Sweden—3.1%
4,545	Skandinaviska Enskilda Banken AB, Class A	47,655
	Switzerland—2.3%
115	Zurich Insurance Group AG	36,122
	United Kingdom—17.5%
210	AstraZeneca PLC	15,213
1,370	BAE Systems PLC	9,204
5,290	BP PLC	36,051
800	British American Tobacco PLC	28,226
2,610	GlaxoSmithKline PLC	50,704
980	Imperial Brands PLC	32,472
2,759	National Grid PLC	29,995
2,280	SSE PLC	35,015
20,565	Vodafone Group PLC	37,459
	TOTAL	274,339
	United States—47.5%
863	AbbVie, Inc.	69,290
420	Altria Group, Inc.	20,727
1

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	United States—continued
150	American Electric Power Co., Inc.	$$11,868
1,839	AT&T, Inc.	55,280
195	Chevron Corp.	22,357
960	Coca-Cola Co.	46,205
365	Crown Castle International Corp.	42,727
295	Digital Realty Trust, Inc.	31,960
555	Dominion Energy, Inc.	38,983
335	Duke Energy Corp.	29,406
240	Exxon Mobil Corp.	17,587
641	General Mills, Inc.	28,486
150	Kimberly-Clark Corp.	16,707
530	Kraft Heinz Co./The	25,472
380	Occidental Petroleum Corp.	25,376
405	Omega Healthcare Investors	16,277
490	PepsiCo, Inc.	55,208
470	Philip Morris International, Inc.	36,059
190	PNC Financial Services Group	23,307
920	PPL Corp.	28,815
260	Procter & Gamble Co.	25,082
485	United Parcel Service, Inc., Class B	51,119
460	Verizon Communications, Inc.	25,328
	TOTAL	743,626
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,741,442)	1,669,773
	INVESTMENT COMPANY—0.9%
14,674	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.570%[1] (IDENTIFIED COST $14,674)	14,677
	TOTAL INVESTMENT IN SECURITIES—107.6% (IDENTIFIED COST $1,756,116)	1,684,450
	OTHER ASSETS AND LIABILITIES - NET—(7.6)%[2]	(118,886)
	TOTAL NET ASSETS—100%	$1,565,564
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2019, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2018	109,153
Purchases/Additions	164,092
Sales/Reductions	(258,571)
Balance of Shares Held 1/31/2019	14,674
Value	$ 14,677
Change in Unrealized Appreciation/Depreciation	$ 3
Net Realized Gain/(Loss)	$ (2)
Dividend Income	$ 107
1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
2

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
3

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$743,626	$—	$—	$743,626
International	261,851	664,296	—	926,147
Investment Company	14,677	—	—	14,677
TOTAL SECURITIES	$1,020,154	$664,296	$—	$1,684,450
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 25, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 25, 2019